Securities, 424I - Securities, 424I: 1	Feb. 05, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common stock, par value $0.001 per share, upon conversion of convertible note
Fee Rate	0.00014%
Amount of Registration Fee	$ 1,287.75